UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment { }; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Money Manager Filing this Report:

Name:    Riverbridge Partners, LLC
         90 South 7th Street, Suite 2950
         Minneapolis, MN  55402

13F File Number:  28-2838

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lois J. Beckmen
Title: Operations Associate
Phone: 612-904-6200
Signature, Place and Date of Signing:

Lois J. Beckmen 	Minneapolis, MN		April 24, 2000

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  n/a

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	n/a

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total: $139,672

List of Other Included Managers:	n/a

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Riverbridge Partners, Inc.
FORM 13F
March 31, 2000

                                                                                                 Voting Authority
                                                                                                 --------------------------
                                                              Value  Shares/  Sh/Put/      InvstmOther
Name of Issuer                      Title of clCUSIP          (x$1000Prn Amt  PrnCall      DscretManagersSole     Shared  None
------------------------------      --------------------      --------------- -------      ---------------------- ----------------
A D C Telecommunicatn Com           COM        000886101         3078    57140SH           Sole              57140
AT & T Corp Com                     COM        001957109         1659    29457SH           Sole              29457
Abbott Labs Com                     COM        002824100         1219 34636.09SH           Sole           34636.09
America Online Inc Del Com          COM        02364J104          330     4890SH           Sole               4890
Apollo Group Inc Cl A               COM        037604105          204     7250SH           Sole               7250
Archer Daniels Midland Com          COM        039483102         2191   212420SH           Sole             212420
Automatic Data Process Com          COM        053015103          757    15695SH           Sole              15695
BP Amoco P L C Sponsored Adr        COM        055622104          511     9590SH           Sole               9590
Bristol Myers Squibb Com            COM        110122108          252     4341SH           Sole               4341
Cintas Corp Com                     COM        172908105          263     6704SH           Sole               6704
Cisco Sys Inc Com                   COM        17275R102         2955    38224SH           Sole              38224
Citigroup Inc Com                   COM        172967101          800    13362SH           Sole              13362
Colgate Palmolive Co Com            COM        194162103          226     4000SH           Sole               4000
Compaq Computer Corp Com            COM        204493100          327    12225SH           Sole              12225
Conagra Inc Com                     COM        205887102          651    35926SH           Sole              35926
Disney Walt Co Com                  COM        254687106         1887    45740SH           Sole              45740
E M C Corp Mass Com                 COM        268648102         1335    10595SH           Sole              10595
Elan Plc Adr                        COM        284131208          882    18575SH           Sole              18575
Enron Corp Com                      COM        293561106         2377    31743SH           Sole              31743
Fastenal Co Com                     COM        311900104         1495    31230SH           Sole              31230
Fiserv Inc Com                      COM        337738108         1217    32730SH           Sole              32730
General Elec Co Com                 COM        369604103          231     1482SH           Sole               1482
General Mls Inc Com                 COM        370334104          349     9648SH           Sole               9648
Graco Inc Com                       COM        384109104          284     9780SH           Sole               9780
Grow Biz Intl Inc Com               COM        399817105           84    10800SH           Sole              10800
Health Fitness Corp Com             COM        42217V102           11    10000SH           Sole              10000
Home Depot Inc Com                  COM        437076102         1730    26822SH           Sole              26822
Hooper Holmes Inc Com               COM        439104100          397    11565SH           Sole              11565
ITI Technologies Inc Com            COM        450564109          665    22345SH           Sole              22345
Intel Corp Com                      COM        458140100         3158    23932SH           Sole              23932
Interactive Network Com             COM        45837P108          116    29000SH           Sole              29000
International Bus Mach Com          COM        459200101          686     5800SH           Sole               5800
Kohls Corp Com                      COM        500255104          227     2210SH           Sole               2210
Linear Technology Corp Com          COM        535678106          945    17179SH           Sole              17179
Lucent Technologies Com             COM        549463107         1061    17110SH           Sole              17110
MCI Worldcom Inc Com                COM        55268b106          853    18826SH           Sole              18826
Medtronic Inc Com                   COM        585055106        72783  1414975SH           Sole            1414975
Merck & Co Inc Com                  COM        589331107          451     7257SH           Sole               7257
Micrel Inc Com                      COM        594793101          329     3425SH           Sole               3425
Microsoft Corp Com                  COM        594918104          651     6130SH           Sole               6130
Motorola Inc Com                    COM        620076109         1631    11172SH           Sole              11172
Noble Drilling Corp Com             COM        655042109          294     7108SH           Sole               7108
Paychex Inc Com                     COM        704326107          250     4780SH           Sole               4780
Pentair Inc Com                     COM        709631105         1240    33455SH           Sole              33455
Pfizer Inc Com                      COM        717081103         1403    38385SH           Sole              38385
Pinnacle Sys Inc Com                COM        723481107          293     8800SH           Sole               8800
Reliastar Finl Corp Com             COM        75952u103         2101    62008SH           Sole              62008
Rimage Corp Com                     COM        766721104          329    11250SH           Sole              11250
Schlumberger Ltd Com                COM        806857108         1578    20623SH           Sole              20623
Schwab Charles Cp New Com           COM        808513105         1410    24735SH           Sole              24735
Servicemaster Co Com                COM        81760n109          811    72080SH           Sole              72080
Sheldahl Co Com                     COM        822440103          125    21088SH           Sole              21088
Spartech Corporation                COM        847220209          321     9325SH           Sole               9325
Staples Inc Com                     COM        855030102          924    46215SH           Sole              46215
Starbucks Corp Com                  COM        855244109         1725    38490SH           Sole              38490
Stericycle Inc Com                  COM        858912108          533    21325SH           Sole              21325
Stryker Corp Com                    COM        863667101          732    10490SH           Sole              10490
Supervalu Inc Com                   COM        868536103          460    24275SH           Sole              24275
Surmodics Inc Com                   COM        868873100          798    29000SH           Sole              29000
Target Corp Com                     COM        87612E106         1048    14019SH           Sole              14019
Tellabs Inc Com                     COM        879664100         1291    20505SH           Sole              20505
Tyco Intl Ltd New Com               COM        902124106         1162    23181SH           Sole              23181
Wal Mart Stores Inc Com             COM        931142103          781    13825SH           Sole              13825
Walgreen Co Com                     COM        931422109          381    14795SH           Sole              14795
Wells Fargo & Co New Com            COM        949746101         1843    45238SH           Sole              45238
Aim Equity Fds Inc Constellatn                 001413202          46810105.412SH           Sole          10105.412
Alliance Growth & Incm Cl A                    018597104          28677794.544SH           Sole          77794.544
Alliance Premier Grwth Cl A                    01877C101          74119026.227SH           Sole          19026.227
Evergreen Growth&incom Cl A                    30023W208          63519717.349SH           Sole          19717.349
Fidelity Advisor Ii Growth Opp                 315807206          261 5644.739SH           Sole           5644.739
Growth Fd Amer Inc Com                         399874106          237  6927.13SH           Sole            6927.13
Vanguard Index Trust 500 Index                 922908108         314322763.713SH           Sole          22763.713
Weitz Partners Inc Value Fd                    948906102          81543458.034SH           Sole          43458.034
REPORT SUMMARY                               73DATA RECORDS    139672         0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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